Supplementary cash flow information - Non-cash (Credits) Charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
Depreciation and depletion	$ 383,852	$ 378,892
Share-based payments (Note 12)	24,676	22,571
(Reversal of impairment) impairment of long-lived assets (Note 8)	(909)	5,905
Net losses (gains) on sale of mineral properties (Note 8)	2,804	(22,463)
Share of net income of associates (Note 8)	(10,183)	(17,543)
Write-down of mineral property interests (Note 8)	12,366	1,055
Non-cash interest and financing expense	10,842	11,798
Unrealized losses (gains) on derivative instruments (Note 14)	10,442	(12,884)
Deferred income tax recovery (Note 16)	(3,917)	(5,267)
Other	(4,029)	7,492
Non-cash (credits) charges	$ 425,944	$ 369,556